SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.     Name and Address of issuer:

       AllianceBernstein Corporate Shares
       1345 Avenue of the Americas
       New York, New York 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

3.     Investment Company Act File Number:  811-21497

       Securities Act File Number:          333-112207


4(a).  Last day of fiscal year for which this Form is filed:

       April 30, 2008

4(b).  |_|    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
              Instruction A.2)

4(c).  |_|    Check box if this is the last time the issuer will be filing this
              Form.

5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                                        $24,484,305
                                                                    ------------

       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:                   $23,784,994
                                                                    ------------

       (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the
              Commission:                                           $         0
                                                                    ------------

       (iv)   Total available redemption credits [add
              Items 5(ii) and 5(iii)]:                              $23,784,994
                                                                    ------------

       (v)    Net sales - if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from
              5(i)]:                                                $   699,311
                                                                    ------------

       (vi)   Redemption credits available for use in
              future years - if Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                                $        0
                                                                    ------------

       (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                            x 0.00003930
                                                                    ------------

       (viii) Registration fee due [multiply Item 5(v)
              by Item 5(vii)] (enter "0" if no fee is
              due):                                                 $     27.48
                                                                    ------------

6.     Prepaid shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       Not applicable

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: Not applicable

7.     Interest due - if this Form is being filed more than 90 days after the
       end of the issuer's fiscal year (see Instruction D):                   $0
                                                                    ------------

8.     Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:                                        $27.48
                                                                    ------------

9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:                            July 25, 2008
                                                                    ------------

       Method of Delivery:

       |X|    Wire transfer

       |_|    Mail or other means

                                    Signature

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*                        /s/ Stephen J. Laffey
                                                 -----------------------
                                                     Stephen J. Laffey
                                                     Assistant Secretary


Date: July 25, 2008

* Please print the name and title of the signing officer below the signature.

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